Organization - Schedule of Principal Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
VVAX Skyline Holdings Limited (“VVAX Skyline”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Apr. 03, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Windsor Holdings Co., Ltd. (“Windsor Holdings”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May 30, 2023
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Peg Biotechnology (HK) Holding Limited (“Peg Biotechnology”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Apr. 18, 2023
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Hainan Senhan Biotechnology Co., Ltd. (“Hainan Senhan”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May 22, 2023
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	May 18, 2004
Place of incorporation	PRC
Principal activities	Research, development, manufacture and sales of veterinary vaccines
Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”) [Member] | Hainan Senhan [Member]
Schedule of Principal Subsidiaries [Line Items]
Percentage of direct or indirect ownership by the Company	58.689%
Jilin Zhengye Biological Products Co., Ltd. (“Jilin Zhengye”) [Member] | Windsor Holdings [Member]
Schedule of Principal Subsidiaries [Line Items]
Percentage of direct or indirect ownership by the Company	25.1524%
Beijing Zhongnong Zhengye Biotechnology Co., Ltd. (“Beijing Zhengye”) [Member]
Schedule of Principal Subsidiaries [Line Items]
Date of incorporation/ acquisition	Apr. 16, 2025
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	51.00%
Principal activities	Sales of veterinary vaccines